Statements of Shareholder's Equity (USD $) In Thousands	Total	Common Stock	Additional capital paid-in	Retained income	Accumulated other comprehensive income
Balance at Dec. 31, 2009				$ 519,445	$ 24,756
Net income	8,379			8,379
Change in unrealized net capital gains and losses	116,418				116,418
Balance at Dec. 31, 2010	812,027	2,500	140,529	527,824	141,174
Net income	68,870			68,870
Change in unrealized net capital gains and losses	53,507				53,507
Forgiveness of payable due to an affiliate (see Note 4)				351
Change in unrealized foreign currency translation adjustments	(170)				(170)
Balance at Dec. 31, 2011	934,585	2,500	140,529	597,045	194,511
Net income	50,154			50,154
Change in unrealized net capital gains and losses	48,626				48,626
Change in unrealized foreign currency translation adjustments	(417)				(417)
Balance at Dec. 31, 2012	$ 1,032,948	$ 2,500	$ 140,529	$ 647,199	$ 242,720